Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Segment Information

Revenue of the group in bicycle, racket, and other businesses at December 31, 2024 is as follows:

	Bicycle frame	Racket	Others	Total
December 31, 2024
Revenue
External customers	$14,400,846	$1,684,837	$1,478,302	$17,563,985

The segment information provided to the chief operating decision-maker for the reportable segments at December 31, 2023 is as follows:

	Bicycle frame	Racket	Others	Total
December 31, 2023
Revenue
External customers	$15,219,005	$7,042,493	$1,516,454	$23,777,952

c)	Information on products

Revenue of the group in bicycle, racket, and other businesses at December 31, 2024 and 2023 is as follows:

	Bicycle frame	Racket	Others	Total
December 31, 2024
Revenue	$13,457,469	$1,684,837	$2,421,679	$17,563,985

	Bicycle frame	Racket	Others	Total
December 31, 2023
Revenue	$15,219,005	$7,042,493	$1,516,454	$23,777,952

Schedule of Major Customer Information

The Group’s revenue from external customers by location of operations and information about its non-current assets by location of assets are as follows:

	Year ended December 31, 2024		Year ended December 31, 2023
	Revenue	Non-current assets	Revenue	Non-current assets
Taiwan	$87,641	$813,261	$114,961	$1,008,887
China	-	-	-	-
Others	17,476,344	332,966	23,662,991	2,326,498
	$17,563,985	$1,146,227	$23,777,952	$3,335,385

Non-current assets do not include non-current financial assets at fair value through other comprehensive income, non-current financial assets at amortized cost, and feferred tax assets, net.

e)	Major customer information

Major customers representing at least 10% of net revenue of the Group for the years ended December 31, 2024 and 2023 are as follows:

	Year ended December 31, 2024		Year ended December 31, 2023
	Revenue	Segment	Revenue	Segment
A	$10,171,716	Bicycle frame	$9,654,223	Bicycle frame
B	(i)	-	3,481,345	Racket
C	1,162,764	Bicycle frame	2,401,287	Bicycle frame
D	1,078,452	Bicycle frame	(i)-	-
	$12,412,932		$15,536,855

Schedule of Major Customer Information

Major customers representing at least 10% of net revenue of the Group for the years ended December 31, 2024 and 2023 are as follows:

	Year ended December 31, 2024		Year ended December 31, 2023
	Revenue	Segment	Revenue	Segment
A	$10,171,716	Bicycle frame	$9,654,223	Bicycle frame
B	(i)	-	3,481,345	Racket
C	1,162,764	Bicycle frame	2,401,287	Bicycle frame
D	1,078,452	Bicycle frame	(i)-	-
	$12,412,932		$15,536,855